Related parties - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Revenue	$ 3,931,847	$ 3,060,642
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Percentage of marketing rights in production	100.00%
Loans outstanding from related party transactions	$ 76,322	76,322
Associates | Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Revenue	512,000	459,000
Receivables from related party transactions	10,000	13,000
Payables from related party transactions	134,000	89,000
Loans outstanding from related party transactions	$ 76,000	$ 76,000